Lease Obligations (Total Rent Expense For All Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Property leases:
Operating leases total rental expense	$ 382.1		$ 384.4		$ 383.3
Property Leases [Member]
Property leases:
Minimum rentals	365.5		365.7		363.6
Contingent rentals	7.3	[1]	7.7	[1]	7.6	[1]
Less rentals from subleases	(11.1)		(9.4)		(8.0)
Operating leases total rental expense	361.7		364.0		363.2
Equipment Leases [Member]
Property leases:
Operating leases total rental expense	$ 20.4		$ 20.4		$ 20.1

[1]	In general, contingent rentals are based on individual store sales.